TYPE                    13F-HR
PERIOD                  12/31/2007
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, February  05th, 2008

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 42

Form 13F Information Table Value Total: AMOUNT $ 839,579 (thousands)

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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                     COM             00206R10   10390  250000    SH           250000           250000
ALCATEL-LUCENT               SPONSORED ADR   01390430    1098  150000    SH           150000           150000
AMERICAN TOWER CORP          PUT             02991295    1050  400000    SH   PUT     400000                            400000
AMERICAN TOWER CORP          COM             02991220   13261  311300    SH           311300           311300
CABLEVISION SYS CORP         PUT             12686C95     576   90000    SH   PUT      90000                             90000
CISCO SYS INC                COM             17275R10    5414  200000    SH           200000           200000
CITIGROUP INC                CALL            17296790      11 2280500    SH  CALL    2280500                           2280500
CITIGROUP                    COM             17296710  104512 3550000    SH          3550000          3550000
COMCAST CORP NEW             CL  A           20030N10    2739  150000    SH           150000           150000
CVR ENERGY INC               COM             12662P10    2494  100000    SH           100000           100000
DEUTSCHE TELEKOM AG          SPONSORED ADR   25156610    5418  250000    SH           250000           250000
DIRECTV GROUP INC            COM             25459L10    4855  210000    SH           210000           210000
ECHOSTAR COMMUNICATIONS      CL A            27876210    1509   40000    SH            40000            40000
FORD MTR CO DEL              CALL            34537090    1063 2500000    SH  CALL    2500000                           2500000
GOLDMAN SACHS GROUP INC      COM             38141G10   50042  232700    SH           232700           232700
GOOGLE INC                   CL A            38259P50   53521   77400    SH            77400            77400
ISHARES TR                   TRANSP AVE IDX  46428719    1219   15000    SH            15000            15000
ISHARES TR                   MSCI EMERG MKT  46428723  167765  116200    SH           116200           116200
ISHARES INC                  PUT             46428695   13279 2710000    SH          2710000                           2710000
ISHARES INC                  MSCI BRAZIL     46428640    7236   90000    SH            90000            90000
ISHARES INC                  MSCI S KOREA    46428677   70173 2169179    SH          2169179          2169179
LEAP WIRELESS INTL INC       COM             52186330    2798   60000    SH            60000            60000
LEGG MASON INC               COM             52490110    9446  129126    SH           129126           129126
LEGG MASON INC               CALL            52490190      13  500000    SH  CALL     500000                            500000
LEGG MASON INC               PUT             52490195    3600  300000    SH   PUT     300000                            300000
MEDIACOM COMMUNICATIONS COR  CL A            58446K10    8455 1841951    SH          1841951          1841951
MOTOROLA INC                 COM             62007610    2406  150000    SH           150000           150000
NOIKA CORP                   SPONSORED ADR   65490220   58867 1533400    SH          1533400          1533400
NOKIA CORP                   CALL            65490290     511  269400    SH  CALL     269400                            269400
POWERSHARES QQQ TRUST        UNIT SER 1      73935A10   51220 1000000    SH          1000000          1000000
RETAIL HOLDRS TR             PUT             76127U95    1650  250000    SH   PUT     250000                            250000
SEMICONDUCTOR HLDRS TR       DEP RCPT        81663620  140484 4327900    SH          4327900          4327900
SEMICONDUCTOR HOLDRS TR      CALL            81663690      10 2000000    SH  CALL    2000000                           2000000
SPRINT NEXTEL CORP           COM SER 1       85206110    1313  100000    SH           100000           100000
TIM PARTICIPACOES S A        SPONS ADR PFD   88706P10    9836  281422    SH           281422           281422
TIME WARNER INC              PUT             88731795    2475  500000    SH   PUT     500000                            500000
TIME WARNER INC              COM             88731710    8255  500000    SH           500000           500000
VERIZON COMMUNICATIONS       COM             92343V10    3495   80000    SH            80000            80000
VERIZON COMMUNICATIONS       PUT             92343V95     400  200000    SH   PUT     200000                            200000
VIVO PARTICIPACOES S A       SPON ADR PFD    92855S10    2793  510600    SH           510600           510600
VODAFONE GROUP PLC NEW       SPON ADR NEW    92857W20    5971  160000    SH           160000           160000
XM SATELLITE RADIO HLDGS IN  CL  A           98375910    7956  650000    SH           650000           650000








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